Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 4,956,391	$ 636,496	$ 9,385,961
Less: allowance for credit losses	(2,585,954)	(332,086)	(7,027,799)
Accounts receivable, net	$ 2,370,437	$ 304,410	$ 2,358,162